Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from operations before income taxes		$ 402.6	$ (27.0)	$ 35.1
Income tax (expense)/benefit		132.1	78.1	(5.3)
General, administrative and corporate expenses	[1]	(503.6)	(494.2)	(418.0)
Net income/(loss)		534.7	51.1	29.8
Net income/(loss)		534.7	51.1	29.8
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income/(loss)		25.5	70.4	(26.6)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized (losses)		(2.2)	(3.9)	(24.8)
Realized losses on sale of securities		42.4	58.9	4.4
Income (loss) from operations before income taxes		40.2	55.0	(20.4)
Income tax (expense)/benefit		(6.6)	0.0	0.0
Net income/(loss)		33.6	55.0	(20.4)
Realized derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit		0.0	0.0	0.0
General, administrative and corporate expenses		(8.1)	15.4	(6.2)
Net income/(loss)		$ (8.1)	$ 15.4	$ (6.2)

[1]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2022 — $5.0 million; 2021 — $5.0 million).